Credit-related arrangements, repurchase agreements and commitments - Commitments (Details)	Dec. 31, 2021 USD ($) custodian	Dec. 31, 2020 USD ($)
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Purchase obligation	$ 53,314,000	$ 13,000,000
Number of custodians | custodian	1
Commitments to extend credit	$ 717,077,000	836,710,000
Documentary and commercial letters of credit	1,522,000	981,000
Total unfunded commitments to extend credit	718,599,000	837,691,000
Allowance for credit losses	$ (551,000)	(179,000)
Custodian
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Right to set-off against securities held, percent of utilized facility	110.00%
Commitments to extend credit	$ 200,000,000
Custodian | Standby Letters of Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Commitments to extend credit	$ 145,700,000	$ 153,200,000